S000079761 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
AMG GW&K Municipal Enhanced SMA Shares | AMG GW&K Municipal Enhanced SMA Shares
Prospectus [Line Items]
Annual Return [Percent]	2.84%	3.14%